Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Summary of the financial instruments
The Group classifies its financial instruments into the categories below:

Financial assets	Fair value Level	2023	2022

Financial assets at amortized cost
Accounts receivable		138,760	131,659
Cash and cash equivalents		16,050	26,519
Client funds on deposit		17,055	23,639
Project advances		19,586	6,640
Deposit/guarantee on lease agreement		2,012	1,782

Financial assets at fair value through profit or loss
Short term investments	1	204,510	285,855
Accounts receivable	1	3,503	—
Long-term investments - Lavoro	1	20,166	4,184
Long-term investments - Lavoro	2	9,945	6,833
Long-term investments - Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia	3	18,707	14,777
Long-term investments – KMP Growth Fund II	3	8,917	9,463
Derivative financial instruments – The One Real Estate Investment Fund call options	2	310	—
Derivative financial instruments – VBI Call options	3	2,896	6,322

Financial liabilities

Financial liabilities at amortized cost
Commitment subject to possible redemption		187,356	234,145
Gross obligation under put option		92,926	73,428
Client funds payable		17,055	23,639
Lease liabilities		15,836	16,094
Consideration payable on acquisition		35,029	18,157
Carried interest allocation		31,929	12,450
Suppliers		4,808	3,256

Financial liabilities at fair value through profit or loss
Derivative financial instruments – Warrants	1	321	1,011
Derivative financial instruments – forward exchange contracts	2	—	42
Contingent consideration payable on acquisition	3	18,201	21,963

Summary of significant unobservable inputs used in fair value measurement of liabilities
The following analysis illustrates specific valuation techniques, unobservable inputs used to value Level 3 financial instruments and the sensitivity to reasonable changes in the most significant underlying variables used in measurement:

Description		Note	Valuation technique	Unobservable inputs	Range of unobservable inputs	Sensitivity	Financial impact*

Consideration payable on acquisition	Contingent consideration payable on acquisition - Moneda	20 (b)	Discounted cash flow	Discount rate Probability adjusted net revenue and net income	13.9% - 16.8%	50 basis points	US$ nil

Consideration payable on acquisition	Contingent consideration payable on acquisition – VBI	20 (b)	Discounted cash flow	Discount rate Projected AUM	11.7% -13.7% 1% to 26% AUM growth	10% less growth	US$ 0.2 million

Long-term investments	Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse	12 (b)	Discounted cash flow	Discount rate Expected cash flows	17.1% -18.2%	50 basis points	US$ 0.8 million

Long-term investments	KMP Growth II	12 (b)	Discounted cash flow	Discount rate Expected cash flows	18.0% - 19.2%	100 basis points	US$ 0.9 million

Derivative financial instruments	VBI call option	12 (d)	Monte Carlo simulation	Projected AUM at option exercise date	50% greater/(lower) than projected AUM	34.49% volatility	US$1.4 million/(US$2.9 million)

Consideration payable on acquisition	Contingent consideration payable on acquisition – Kamaroopin	20 (b)	Discounted cash flow	Discount rate Projected fundraising activity	11.5% - 13.7%	100 basis points	US$0.2 million

* Increase (decrease in discount rate) or decrease (increase in discount rate) the discounted fair value

	Contingent consideration payable (a)	Long term investments at fair value through profit or loss (b)	Derivative warrant liability	Derivative Financial instruments (c)

Fair value of Level 3 financial instruments at December 31, 2021	25,775	—	—	—
Additions	8,355	9,463	4,125	6,104
Transfer to Level 3	—	10,689	—	—
Transfers from Level 3	—	—	(1,471)	—
Cumulative translation adjustment	155	—	—	113
Change in fair value	(12,322)	4,088	(2,654)	105
Fair value of Level 3 financial instruments at December 31, 2022	21,963	24,240	—	6,322

Additions	4,707	—	—	—
Cumulative translation adjustment	953	—	—	505
Change in fair value	(9,422)	3,384	—	(3,931)
Fair value of Level 3 financial instruments at December 31, 2023	18,201	27,624	—	2,896

* Changes in fair value include impact from price risk and/or foreign exchange rate risk
(a)Related to contingent consideration payable to sellers of Moneda, VBI and Kamaroopin (note 20 (b))
(b)Relates to investments in Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia, and KMP Growth Fund II (note 12(b))
(c)Relates to VBI Call option to purchase remaining non-controlling interest and other purchased options (note 12(d))

Summary of amounts receivable and project advances
The amounts receivable and project advances as of December 31, 2023, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable (note 8) (a)	94,811	4,502	235	822	732	24,180	1,941	140	—	14,900	142,263
Project Advances	—	—	—	—	—	5,729	10,621	1,143	121	1,972	19,586
Total	94,811	4,502	235	822	732	29,909	12,562	1,283	121	16,872	161,849
The amounts receivable and project advances as of December 31, 2022, are as follows:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	over 360 days	Total

Accounts Receivable (a)	426	134	—	104	245	24,886	4,134	2,064	93,412	6,254	131,659
Project Advances	—	—	—	—	—	2,692	55	2,722	224	947	6,640
Total	426	134	—	104	245	27,578	4,189	4,786	93,636	7,201	138,299

(a)Current overdue balances include renegotiated management fees of US$ 8.7 million (2022: US$ 18.1 million) from current year and US$ 64.1 million (2022: US$ 35 million and 2021: US$ 11 million) from prior years related to management fees from PBPE Fund IV. All renegotiated and postponed balances as of December 31, 2023 are expected to be recovered over the next twelve months subject to the timing of the realization of underlying investment fund assets and based on the estimated cash needs of the investment funds over the next twelve months.

Summary of expected future payments for liabilities
Expected future payments for financial liabilities as of December 31, 2023, are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total

Suppliers	4,808	—	—	—	—	4,808
Leases (a)	816	680	691	2,110	15,285	19,582
Carried interest allocation	—	—	—	9,352	22,577	31,929
Consideration payable on acquisition	834	684	1,704	7,155	24,652	35,029
Contingent consideration payable on acquisition (a)	—	—	—	—	20,376	20,376
Commitment subject to possible redemption (a) and (c)	—	—	187,356	—	—	187,356
Gross obligation under put option (a) and (b)		—	—	86,944	14,665	101,609
Derivative financial instruments		—	—	—	—	—
Client funds payable (d)	17,055	—	—	—	—	17,055
Total	23,513	1,364	189,751	105,561	97,555	417,744
Expected future payments for financial liabilities as of December 31, 2022, are shown below

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total

Suppliers	3,256	—	—	—	—	3,256
Investment fund participating shares	—	—	—	—	262	262
Leases (a)	655	548	591	1,884	17,078	20,756
Carried interest allocation	—	—	10,370	2,080	—	12,450
Consideration payable on acquisition	—	958	—	11,792	958	13,708
Contingent consideration payable on acquisition (a)	—	—	—	—	26,475	26,475
Commitment subject to possible redemption (a) and (c)	—	—	240,311	—	—	240,311
Gross obligation under put option (a) and (b)	—	—	—	—	100,306	100,306
Derivative financial instruments	42	—	1,011	—	—	1,053
Client funds payable (d)	17,055	—	—	—	—	17,055
Total	21,008	1,506	252,283	15,756	145,079	435,632

(a)Amounts reflect undiscounted future cash outflows to settle financial liabilities.
(b)Liability to be partly settled with Class A common shares
(c)Settled with proceeds held in SPAC’s trust account
(d)Settled with proceeds held in Client funds on deposit account (note 7)

Summary of sensitivity analysis was based on the material assets and liabilities exposed to currencies fluctuation
The sensitivity analysis was based on financial assets and financial liabilities exposed to currency fluctuations against the US dollar, as demonstrated below:

As of December 31, 2023	Balance in each exposure currency						Total Balance USD	Exchange Variation impact considering 10% change in the year end rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD

Cash and cash equivalents	7,828	6,491	5,124,224	21,188,621	597	1,558	16,050	1,449
Short term investments	17,204	—	2,308,439	—	—	198,336	204,510	617
Client funds on deposit	—	—	15,027,219	—	—	—	17,055	1,706
Accounts receivable	108,120	38	7,874,868	4,385,717	202	109,599	142,263	3,266
Projects Advance	32,354	—	421,629	1,604,583	—	12,010	19,586	757
Deposit/guarantee on lease agreement	—	240	1,135,217	149,008	180	427	2,012	160
Long-term investments	3,552	—	213,015	—	118	56,609	57,735	112
Client funds payable	—	—	15,027,219	—	—	—	17,055	(1,706)
Suppliers	(6,285)	244	2,001,294	2,626,609	205	2,865	4,808	(195)
Derivative financial instruments - Assets	15,521	—	—	—	—	—	3,206	320
Derivative financial instruments - Liability	—	—	—	—	—	321	321	—
Commitment subject to possible redemption	—	—	—	—	—	187,356	187,356	—
Gross obligation under put option	395,261	—	—	—	—	—	92,926	3,118
Carried interest allocation	11,854	—	—	—	—	29,481	31,929	(245)
Consideration payable on acquisition	38,773	—	—	—	—	1,020	35,029	(3,401)
Contingent consideration payable on acquisition	88,116	—	—	—	—	—	18,201	(1,820)
Net Impact								4,138

(a)BRL - Brazilian Real, (b) HKD - Hong Kong dollar, (c) CLP - Chilean Peso, (d) COP - Colombian Peso, (e) GBP - Pound Sterling